Schedule of Operating Lease Right of Use Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Right-of-use Asset And Operating Lease Liability
Office Lease	$ 265,207	$ 265,207	$ 265,207
Less accumulated amortization	(193,237)	(148,225)	(93,609)
Right-of-use, net	$ 71,970	$ 116,982	$ 171,598